Cash and cash equivalents (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Current restricted cash [Abstract]
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	₨ 440,445		₨ 1,194,787		₨ 792,035
Total restricted cash	440,445	$ 5,283	1,194,787		792,035
Cash [abstract]
Cash and bank balances	4,105,489	49,242	3,650,446		3,781,978
Other bank deposits	1,288,700	15,457	0
Total Non restricted cash	5,394,189		3,650,446		3,781,978
Total cash (a+b)	5,834,634		4,845,233		4,574,013
Bank overdraft used for cash management purposes	(486,888)	(5,840)	(951,504)		(371,995)
Other bank deposits	(1,288,700)
Cash and cash equivalents for the statement of cash flows	₨ 4,059,046	$ 48,685	₨ 3,893,729	$ 46,702	₨ 4,202,018	₨ 5,378,388